Employee Pension and Other Postretirement Benefits Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Initial health care cost trend rate assumed for next year	7.33%	7.67%
Ultimate health care cost trend rate	5.00%	5.00%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement benefit expense of one percentage point increase	$ 2
Effect on postretirement benefit expense of one percentage point decrease	(2)
Effect on postretirement benefit obligations of one percentage point increase	25
Effect on postretirement benefit obligations of one percentage point decrease	$ (24)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial health care cost trend rate assumed for next year	7.33%	7.67%	8.00%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year in which health care cost trend rate reaches the ultimate rate	2022	2021	2018	2017
Weighted Average Assumptions - Net Periodic Benefit Cost [Abstract]
Discount rate	4.02%	4.94%	5.58%
Weighted Average Assumptions - Benefit Obligation [Abstract]
Discount rate	5.03%	4.04%
Pension Benefits [Member]
Weighted Average Assumptions - Net Periodic Benefit Cost [Abstract]
Discount rate	4.27%	5.23%	5.84%
Expected long-term rate on plan assets	7.50%	8.00%	8.50%
Rate of compensation increase	3.66%	3.64%	3.43%
Weighted Average Assumptions - Benefit Obligation [Abstract]
Discount rate	5.27%	4.24%
Rate of compensation increase	3.69%	3.66%